Profit (Loss) Per Share - Schedule of Loss Attributed to Ordinary Shareholders (Basic) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Attributed to Ordinary Shareholders (Basic) [Abstract]
Profit (loss) from continuing operations	$ (759)	$ 240	$ (1,782)
Loss from discontinued operations, net of tax	(6,210)	(1,267)
Net loss for the year	$ (6,969)	$ (1,027)	$ (1,782)